Goodwill and Intangibles	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLES
GOODWILL AND INTANGIBLES
The changes in the carrying amount of goodwill for both the Service Center Based Distribution Segment and the Fluid Power Businesses segment for the years ended June 30, 2013 and 2012 are as follows:

	Service Center Based Distribution	Fluid Power Businesses	Total
Balance at July 1, 2011	$76,981		$76,981
Goodwill acquired during the year	8,403		8,403
Other, primarily currency translation	(2,304)		(2,304)
Balance at June 30, 2012	83,080		83,080
Goodwill acquired during the year	23,395	$929	24,324
Other, primarily currency translation	(555)	—	(555)
Balance at June 30, 2013	$105,920	$929	$106,849

At June 30, 2013, accumulated goodwill impairment losses subsequent to fiscal year 2002 totaled $36,605 and relate entirely to the Fluid Power Businesses segment.
The Company's intangible assets resulting from business combinations are amortized over their estimated period of benefit and consist of the following:

June 30, 2013	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$100,854	$38,844	$62,010
Trade names	26,690	8,643	18,047
Vendor relationships	15,433	5,443	9,990
Non-competition agreements	4,743	3,523	1,220
Total Intangibles	$147,720	$56,453	$91,267

June 30, 2012	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$84,249	$29,905	$54,344
Trade names	25,677	7,428	18,249
Vendor relationships	13,605	4,500	9,105
Non-competition agreements	4,740	2,888	1,852
Total Finite-Lived Intangibles	128,271	44,721	83,550
Indefinite-Lived Trade Name	1,290		1,290
Total Intangibles	$129,561	$44,721	$84,840

Amounts include the impact of foreign currency translation. Fully amortized amounts are written off. During fiscal year 2013 the Company re-categorized its previously indefinite-lived trade name to finite-lived trade names and as a result began amortizing it.

During 2013, the Company acquired intangible assets with a preliminary acquisition cost allocation and weighted-average life as follows:

	Acquisition Cost Allocation	Weighted-Average Life
Customer relationships	$16,755	18 years
Trade names	651	5 years
Vendor relationships	2,138	10 years
Non-competition agreements	270	4.5 years
Total Intangibles Acquired	$19,814	16 years

Amortization of intangibles totaled $13,233, $11,465 and $11,382 in fiscal 2013, 2012 and 2011, respectively, and is included in selling, distribution and administrative expenses in the statements of consolidated income. Amortization expense based on the Company’s intangible assets as of June 30, 2013 is estimated to be $12,200 for 2014, $11,200 for 2015, $10,100 for 2016, $9,500 for 2017 and $8,400 for 2018.